Condensed Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 5.0	$ 42.7	$ 134.5	$ 139.5	$ 128.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9.9	8.9	18.8	17.8	15.6
Non-cash share-based compensation	2.6	2.8	4.8	5.6	2.0
Net unrealized (gain) loss on hedging transactions	(0.4)	0.8	1.3	5.3	(7.0)
Impairment on investment			6.7	0	0
Equity loss from investment, net			0	0.7	0.8
Amortization of debt issuance costs	1.4	0.8	2.3	1.9	1.9
Write-off of debt issuance costs	2.5		1.5	0	0
Other non-cash operating activities			0	0.6	0
Loss on swap terminations	26.7
Payment for swap terminations	(40.2)
Changes in operating assets and liabilities:
Receivables, net	7.1	11.4	3.3	(11.1)	3.0
Accounts payable and accrued expenses	1.0	0.5	9.7	(1.6)	6.9
Amounts due to founding members and managing member	(2.1)	(2.9)	(4.6)	4.1	1.2
Other operating, net	(0.1)	7.3	(1.1)	0.8	(3.5)
Net cash provided by operating activities	13.4	72.3	177.2	163.6	149.4
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(4.9)	(5.7)	(13.5)	(10.1)	(8.4)
Proceeds from sale of property and equipment to founding member			0	3.0	0
Increase in investment in affiliate			0	0	(2.0)
Payment from founding members for intangible assets	0.2
Purchases of intangible assets from an affiliate	(1.6)		(15.9)	0	0
Net cash used in investing activities	(6.3)	(5.7)	(29.4)	(7.1)	(10.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	466.0	54.0	335.0	124.3	0
Repayments of borrowings	(421.0)	(70.2)	(317.2)	(152.5)	(3.0)
Payment of debt issuance costs	(8.4)		(9.1)	0	0
Founding members integration payments		1.3	1.9	3.9	3.6
Distributions to founding members and managing member	(46.4)	(61.0)	(168.4)	(159.6)	(135.9)
Unit settlement for share-based compensation	1.9	5.3	5.4	3.4	0
Net cash used in financing activities	(7.9)	(70.6)	(152.4)	(180.5)	(135.3)
CHANGE IN CASH AND CASH EQUIVALENTS	(0.8)	(4.0)	(4.6)	(24.0)	3.7
CASH AND CASH EQUIVALENTS:
Beginning of period	9.2	13.8	13.8	37.8	34.1
End of period	8.4	9.8	9.2	13.8	37.8
Supplemental disclosure of non-cash financing and investing activity:
Purchase of an intangible asset with equity (equity returned)	10.1	(5.5)	(5.5)	151.3	28.5
Settlement of put liability by issuance of debt			0	0	7.0
Assets acquired in settlement of put liability			0	0	2.5
Increase in cost method investment	0.6		0.2	0	0
Supplemental disclosure of cash flow information:
Cash paid for interest	36.2	20.8	39.2	49.8	38.8
Cash paid for income taxes	$ 0.2	$ 0.2	$ 0.3	$ 0.5	$ 0.8